Share Capital - Authorized and issued (Details)					3 Months Ended	12 Months Ended
		May 01, 2015 USD ($) $ / shares shares	Oct. 15, 2011 USD ($)	Mar. 15, 2007 $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2015 EUR (€) € / shares shares	Aug. 06, 2015 USD ($)	Feb. 21, 2014 USD ($)
Shareholders Equity Disclosure [Line Items]
Authorized share capital, value						$ 9,999,900		€ 40,000
Ordinary shares, shares authorized (in shares)					999,990,000	999,990,000	999,990,000	999,990,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01	$ 0.01
Rollforward of ordinary shares issued and outstanding:
Balance at beginning of year, shares					294,745,045	255,182,955	278,253,000
Exercise of options, shares						480,000	424,000
Issue of shares						49,935,000	0
Net issuance of restricted shares, shares						1,581,000	1,246,000
Share buybacks, shares	[1]					(12,434,000)	(24,740,000)
Balance at end of year, shares					286,273,358	294,745,045	255,182,955
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Articles Of Association maximum voting power, percentage						10.00%
Ordinary shares
Shareholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized (in shares)						500,000,000		500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.01
Undesignated shares
Shareholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized (in shares)						499,990,000		499,990,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.01
Subscriber shares
Shareholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized (in shares)						40,000		40,000
Ordinary shares, par value (in dollars per share) | € / shares								€ 1
Series D preference ordinary shares
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Proceeds from issuance of ordinary shares | $			$ 350,000,000
Series D preference ordinary shares | 3 month LIBOR
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Dividend rate, spread on LIBOR			3.12%
Series E preference ordinary shares
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Liquidation preference per share | $ / shares				$ 1,000.0
Preferred shares, shares issued				1,000,000
Preferred shares, stated dividend per share | $ / shares				$ 32.5
Preferred shares, par value | $ / shares				$ 0.01
Two Thousand Fourteen Share Repurchase Authorization [Member]
Ordinary share buybacks:
Share repurchase authorization | $										$ 1,000,000,000
Shares purchased and canceled during the period						4,500,000
Value of shares purchased and canceled during the period | $						$ 170,000,000
Amount remaining under share repurchase plan | $									$ 97,600,000
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Shares purchased and canceled during the period						4,500,000
Two Thousand Fifteen Share Repurchase Authorization
Ordinary share buybacks:
Share repurchase authorization | $									$ 1,000,000,000
Shares purchased and canceled during the period					10,000,000	7,900,000
Value of shares purchased and canceled during the period | $					$ 355,100,000	$ 296,700,000
Amount remaining under share repurchase plan | $					$ 348,200,000	$ 703,300,000
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Shares purchased and canceled during the period					10,000,000	7,900,000
Catlin Group Limited
Shareholders Equity Disclosure [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
XL Share issuance to Catlin shareholders		49,935,000
XL Share issuance consideration | $		$ 1,851,601,000
Catlin Group Limited | Noncumulative perpetual preferred shares
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Liquidation preference per share | $ / shares						$ 1,000
Preferred Stock, Shares Outstanding						600,000		600,000
Dividend rate, spread on LIBOR						7.249%
Preferred shares, par value | $ / shares						$ 0.01
Preferred shares | $						$ 562,300,000
Change In Dividend Rate If Shares Not Redeemed at Specified Date [Member] | Catlin Group Limited | Noncumulative perpetual preferred shares
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Dividend rate, spread on LIBOR						2.975%

[1]	Includes share buybacks associated with authorized share buyback programs as well as purchases related to satisfying tax withholding obligations of employees in connection with the vesting of restricted shares granted under the Company’s equity compensation programs.